UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-2857
                                   811-21434

Name of Fund: Core Bond Portfolio of ML Bond Fund, Inc.
              Master Bond Trust

Fund Address: P.O. Box 9011
              Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Core Bond Portfolio of ML Bond Fund, Inc. and Master Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2006

Date of reporting period: 10/01/05 - 12/31/05

Item 1 - Schedule of Investments


Core Bond Portfolio of Merrill Lynch Bond Fund, Inc.

Schedule of Investments as of December 31, 2005

                                  Beneficial
                                    Interest    Mutual Funds                                                           Value
                           $   1,740,900,023    Master Core Bond Portfolio                                      $   1,954,338,022

                                                Total Mutual Funds (Cost - $1,947,431,919) - 100.9%                 1,954,338,022

                                                Total Investments (Cost - $1,947,431,919) - 100.9%                  1,954,338,022
                                                Liabilities in Excess of Other Assets - (0.9%)                       (17,467,853)
                                                                                                                -----------------
                                                Net Assets - 100.0%                                             $   1,936,870,169
                                                                                                                =================


Master Core Bond Portfolio of Master Bond Trust


Schedule of Investments as of December 31, 2005                                                                 (in U.S. dollars)
                                     Face
                                   Amount    Asset-Backed Securities +                                                  Value
                          USD   4,162,082    ACE Securities Corp. Series 2003-OP1 Class A2, 4.74%
                                             due 12/25/2033 (b)                                                 $       4,166,456
                                9,653,000    ACE Securities Corp. Series 2005-ASP1 Class M1, 5.059%
                                             due 9/25/2035 (b)                                                          9,633,211
                               25,050,000    ACE Securities Corp. Series 2005-HE6 Class A2B, 4.579%
                                             due 10/25/2035 (b)                                                        25,050,000
                                6,277,845    Aegis Asset-Backed Securities Trust Series 2004-1
                                             Class A, 4.729% due 4/25/2034 (b)                                          6,283,852
                                4,520,000    Altius Funding Ltd. Series 2005-2A Class D, 6.712%
                                             due 12/05/2040 (a)(b)                                                      4,520,000
                                7,550,000    Ameriquest Mortgage Securities, Inc. Series 2004-R1
                                             Class M2, 4.96% due 2/25/2034 (b)                                          7,564,877
                               13,267,760    Argent Securities, Inc. Series 2004-W11 Class A3, 4.739%
                                             due 11/25/2034 (b)                                                        13,281,455
                               19,865,200    Bear Stearns Asset Backed Securities, Inc., 4.71%
                                             due 6/27/2007                                                             19,862,096
                                8,788,027    Bear Stearns Asset Backed Securities, Inc.
                                             Series 2004-HE9 Class 1A2, 4.75% due 3/25/2032 (b)                         8,798,644
                               25,300,000    Bear Stearns Asset Backed Securities, Inc.
                                             Series 2005-HE10 Class A2, 4.669% due 8/25/2035 (b)                       25,312,994
                                9,857,000    Bear Stearns Asset Backed Securities, Inc.
                                             Series 2005-SD1 Class 1A2, 4.679% due 7/25/2027 (b)                        9,881,122
                                2,630,000    Buckingham CDO Ltd. Series 2005-2A Class E, 7.14%
                                             due 4/05/2041 (a)(b)                                                       2,630,000
                                3,408,550    CIT Equipment Collateral Series 2003-VT1 Class A3A,
                                             4.50% due 4/20/2007 (b)                                                    3,409,883
                                1,134,053    California Infrastructure PG&E-1 Series 1997-1 Class A7,
                                             6.42% due 9/25/2008                                                        1,142,639
                                  888,292    California Infrastructure SCE-1 Series 1997-1 Class A6,
                                             6.38% due 9/25/2008                                                          895,526
                                1,300,022    Capital Auto Receivables Asset Trust Series 2003-2
                                             Class B, 4.649% due 1/15/2009 (b)                                          1,301,779
                                4,150,000    Capital Auto Receivables Asset Trust Series 2004-2
                                             Class D, 5.82% due 5/15/2012                                               4,117,385
                               17,000,000    Chase Credit Card Master Trust Series 2003-1 Class C,
                                             5.469% due 4/15/2008 (b)                                                  17,006,973
                                9,800,000    Countrywide Asset-Backed Certificates Series 2003-2
                                             Class M1, 5.079% due 6/26/2033 (b)                                         9,835,850
                                3,114,836    Countrywide Asset-Backed Certificates Series 2003-BC3
                                             Class A2, 4.69% due 9/25/2033 (b)                                          3,118,071
                                7,333,894    Countrywide Asset-Backed Certificates Series 2004-5
                                             Class A, 4.83% due 10/25/2034 (b)                                          7,372,123
                                7,550,000    Countrywide Asset-Backed Certificates Series 2004-5
                                             Class M2, 5.049% due 7/25/2034 (b)                                         7,587,963
                                8,950,000    Countrywide Asset-Backed Certificates Series 2004-13
                                             Class AF4, 4.583% due 1/25/2033 (b)                                        8,867,245
                                9,365,000    Countrywide Asset-Backed Certificates Series 2004-13
                                             Class MF1, 5.071% due 12/25/2034 (b)                                       9,236,587
                                9,200,000    Credit-Based Asset Servicing and Securitization
                                             Series 2005-CB2 Class AV2, 4.579% due 4/25/2036 (b)                        9,203,846
                               13,036,000    Equifirst Mortgage Loan Trust Series 2004-2 Class M1,
                                             4.93% due 7/25/2034 (b)                                                   13,084,576
                                3,696,479    First Franklin Mortgage Loan Asset-Backed Certificates
                                             Series 2003-FF5 Class A2, 4.739% due 3/25/2034 (b)                         3,698,886
                               18,832,194    First Franklin Mortgage Loan Asset-Backed Certificates
                                             Series 2004-FF10 Class A2, 4.779% due 12/25/2032 (b)                      18,878,909
                               24,469,648    First Franklin Mortgage Loan Asset Backed Certificates
                                             Series 2005-FF10 Class A6, 4.729% due 11/25/2035 (b)                      24,477,295
                               13,500,000    GE Dealer Floorplan Master Note Trust Series 2004-2
                                             Class B, 4.66% due 7/20/2009 (b)                                          13,529,075
                               12,382,348    Home Equity Asset Trust Series 2005-1 Class A2, 4.659%
                                             due 5/25/2035 (b)                                                         12,388,019
                                9,094,213    Home Equity Asset Trust Series 2005-3 Class 1A2, 4.629%
                                             due 8/25/2035 (b)                                                          9,094,149
                               13,459,109    Irwin Home Equity Series 2005-C Class 1A1, 4.639%
                                             due 4/25/2030 (b)                                                         13,459,010
                                2,809,147    Long Beach Mortgage Loan Trust Series 2002-4 Class 2A,
                                             4.839% due 11/26/2032 (b)                                                  2,815,458
                                6,428,215    Long Beach Mortgage Loan Trust Series 2004-1 Class A3,
                                             4.679% due 2/25/2034 (b)                                                   6,433,448
                               10,850,000    MBNA Credit Card Master Note Trust Series 2001-C3
                                             Class C3, 6.55% due 12/15/2008                                            10,948,986
                                6,200,000    Morgan Stanley ABS Capital I, Inc. Series 2003-NC5
                                             Class M2, 6.03% due 4/25/2033 (b)                                          6,246,750
                                7,794,452    Morgan Stanley ABS Capital I, Inc. Series 2004-NC1
                                             Class A2, 4.749% due 12/27/2033 (b)                                        7,804,427
                                5,503,221    Morgan Stanley ABS Capital I, Inc. Series 2004-NC2
                                             Class A2, 4.679% due 12/25/2033 (b)                                        5,515,496
                                1,087,399    Morgan Stanley ABS Capital I, Inc. Series 2004-WMC1 Class A3,
                                             4.629% due 6/25/2034 (b)                                                   1,087,502
                               16,362,147    Morgan Stanley ABS Capital I, Inc. Series 2005-HE1
                                             Class A2MZ, 4.679% due 12/25/2034 (b)                                     16,382,595
                                6,331,928    Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                             Class A1MZ, 4.629% due 3/25/2035 (b)                                       6,330,633
                                6,369,228    Morgan Stanley ABS Capital I, Inc. Series 2005-NC2
                                             Class A2MZ, 4.629% due 3/25/2035 (b)                                       6,367,928
                                6,018,063    New Century Home Equity Loan Trust Series 2004-2
                                             Class A3, 4.629% due 8/25/2034 (b)                                         6,018,681
                               13,718,127    New Century Home Equity Loan Trust Series 2004-3
                                             Class A3, 4.769% due 11/25/2034 (b)                                       13,737,938
                               16,520,622    New Century Home Equity Loan Trust Series 2005-2
                                             Class A2MZ, 4.639% due 6/25/2035 (b)                                      16,523,397
                                4,638,645    Option One Mortgage Loan Trust Series 2003-4 Class A2,
                                             4.699% due 7/25/2033 (b)                                                   4,644,604
                                3,050,000    Option One Mortgage Loan Trust Series 2005-1 Class M5,
                                             5.629% due 2/25/2035 (b)                                                   3,065,571
                                7,652,791    Park Place Securities, Inc. Series 2005-WCH1 Class A1B,
                                             4.68% due 1/25/2035 (b)                                                    7,663,740
                                5,880,660    Park Place Securities, Inc. Series 2005-WCH1 Class A3D,
                                             4.719% due 1/25/2035 (b)                                                   5,889,099
                                3,470,000    Popular ABS Mortgage Pass-Through Trust Series 2005-1
                                             Class M2, 5.51% due 5/25/2035                                              3,379,273
                               17,250,000    Residential Asset Mortgage Products, Inc.
                                             Series 2004-RS11 Class A2, 4.65% due 12/25/2033 (b)                       17,274,652
                               12,300,000    Residential Asset Mortgage Products, Inc.
                                             Series 2005-RS3 Class AI2, 4.55% due 3/25/2035 (b)                        12,326,470
                                6,565,763    Residential Asset Securities Corp. Series 2003-KS5
                                             Class AIIB, 4.82% due 7/25/2033 (b)                                        6,576,145
                               21,500,000    Soundview Home Equity Loan Trust Series 2005-OPT3
                                             Class A4, 4.679% due 11/25/2035 (b)                                       21,500,000
                               14,750,000    Structured Asset Investment Loan Trust Series 2003-BC6
                                             Class M1, 5.129% due 7/25/2033 (b)                                        14,805,854
                                4,897,000    Structured Asset Investment Loan Trust Series 2004-8
                                             Class M4, 5.379% due 9/25/2034 (b)                                         4,914,778
                                6,326,922    Structured Asset Securities Corp. Series 2004-23XS
                                             Class 2A1, 4.55% due 1/25/2035 (b)                                         6,317,440
                               26,786,531    Wells Fargo Home Equity Trust Series 2004-2 Class A32,
                                             4.719% due 2/25/2032 (b)                                                  26,858,885
                                2,089,449    Whole Auto Loan Trust Series 2004-1 Class D, 5.60%
                                             due 3/15/2011                                                              2,083,147

                                             Total Asset-Backed Securities
                                             (Cost - $572,753,175) - 20.2%                                            572,203,393


                                             Government & Agency Obligations
                               46,913,000    Fannie Mae, 4% due 2/28/2007                                              46,506,499
                               21,400,000    Fannie Mae, 7.125% due 1/15/2030                                          27,935,346
                               15,400,000    Federal Home Loan Bank System, 2.75% due 11/15/2006                       15,141,588
                                3,175,000    U.S. Treasury Bonds, 7.50% due 11/15/2016                                  3,988,098
                                1,935,000    U.S. Treasury Bonds, 8.125% due 8/15/2019                                  2,625,100
                                6,745,000    U.S. Treasury Bonds, 7.25% due 8/15/2022 (i)                               8,783,784
                                1,395,000    U.S. Treasury Bonds, 6.25% due 8/15/2023                                   1,665,827
                                1,395,000    U.S. Treasury Bonds, 6.625% due 2/15/2027                                  1,769,797
                                1,302,000    U.S. Treasury Bonds, 5.375% due 2/15/2031                                  1,462,512
                               15,321,879    U.S. Treasury Inflation Indexed Bonds, 3.875% due 1/15/2009               16,103,541
                               13,417,856    U.S. Treasury Inflation Indexed Bonds, 3.50% due 1/15/2011                14,340,333
                               31,918,860    U.S. Treasury Inflation Indexed Bonds, 1.625% due 1/15/2015 (j)           30,750,566
                              205,000,000    U.S. Treasury Notes, 4% due 8/31/2007 (j)                                203,638,595
                                  995,000    U.S. Treasury Notes, 3.75% due 5/15/2008                                     980,852
                                1,580,000    U.S. Treasury Notes, 3.875% due 5/15/2010                                  1,550,067
                                3,030,000    U.S. Treasury Notes, 3.625% due 6/15/2010                                  2,940,639
                                6,315,000    U.S. Treasury Notes, 4.125% due 8/15/2010                                  6,252,835
                                  583,000    U.S. Treasury Notes, 4.25% due 10/15/2010 (j)                                579,949
                                  550,000    U.S. Treasury Notes, 5% due 2/15/2011                                        566,478
                               13,660,000    U.S. Treasury Notes, 4.25% due 8/15/2015                                  13,483,376
                                6,595,000    U.S. Treasury Notes, 4.50% due 11/15/2015                                  6,649,099

                                             Total Government & Agency Obligations
                                             (Cost - $404,468,259) - 14.4%                                            407,714,881


                                             Government Agency Mortgage-Backed Securities +
                                             Fannie Mae Guaranteed Pass-Through Certificates:
                               12,754,847          5%  due 1/15/2036 (k)                                               12,356,258
                              141,979,000          5.50%  due 1/15/2036 (k)                                           140,559,210
                                  243,268          6%  due 3/01/2035 - 11/01/2035                                         253,869
                                7,779,750          6.50%  due 12/01/2028 - 3/01/2034                                    7,998,829
                                             Freddie Mac Mortgage Participation Certificates:
                              125,891,467          5%  due 1/15/2036 (k)                                              121,839,272
                               62,553,667          5.50%  due 1/15/2021 (k)                                            62,905,531
                               54,228,250          5.50%  due 1/01/2035 - 1/15/2036 (k)                                53,735,699
                                1,240,069          6%  due 5/01/2035                                                    1,252,599
                                3,967,546          7%  due 2/01/2031 - 4/01/2032                                        4,133,361
                                             Ginnie Mae MBS Certificates:
                                3,543,595          6.50%  due 4/15/2032                                                 3,702,785
                                  842,466          7.50%  due 4/15/2031 - 3/15/2032                                       886,170

                                             Total Government Agency Mortgage-Backed Securities
                                             (Cost - $408,293,396) - 14.5%                                            409,623,583


                                             Non-Government Agency Mortgage-Backed Securities +
Collateralized Mortgage        18,575,000    Bear Stearns Adjustable Rate Mortgage Trust
Obligations - 4.8%                           Series 2004-4 Class A4, 3.512% due 6/25/2034 (b)                          18,071,320
                                   23,946    BlackRock Capital Finance LP Series 1997-R2 Class AP,
                                             6.769% due 12/25/2035 (a)(b)                                                  23,960
                                   36,110    Collateralized Mortgage Obligation Trust Series 57
                                             Class D, 9.90% due 2/01/2019                                                  36,344
                               15,402,625    Impac Secured Assets CMN Owner Trust Series 2004-3
                                             Class 1A4, 4.779% due 11/25/2034 (b)                                      15,433,713
                               10,300,000    Impac Secured Assets CMN Owner Trust Series 2004-3
                                             Class M1, 4.979% due 11/25/2034 (b)                                       10,343,742
                                   85,097    Ocwen Residential MBS Corp. Series 1998-R2 Class AP,
                                             6.803% due 11/25/2034 (a)(b)                                                  79,991
                               22,894,893    RAAC Series 2005-SP2 Class 2A, 4.679% due 6/25/2044 (b)                   22,894,707
                               19,047,183    RMAC Plc Series 2003-NS2A Class A2C, 4.88%
                                             due 9/12/2035 (b)                                                         19,071,329
                               24,671,884    Residential Accredit Loans, Inc. Series 2005-QS12
                                             Class A8, 4.88% due 8/25/2035 (b)                                         24,637,711
                                6,335,786    Structured Asset Securities Corp. Series 2005-GEL2
                                             Class A, 4.659% due 4/25/2035 (b)                                          6,335,738
                               14,552,070    Structured Asset Securities Corp. Series 2005-OPT1
                                             Class A4M, 4.52% due 11/25/2035 (b)                                       14,565,713
                                   16,241    Washington Mutual Series 2000-1 Class B1, 8.53%
                                             due 1/25/2040 (a)(b)                                                          16,252
                                5,044,354    Washington Mutual Series 2005-AR2 Class B4, 5.279%
                                             due 1/25/2045 (b)                                                          4,792,136
                                                                                                                -----------------
                                                                                                                      136,302,656

Commercial Mortgage-           19,650,000    Banc of America Commercial Mortgage, Inc. Series 2005-4
Backed Securities - 9.6%                     Class A5A, 4.933% due 7/10/2045                                           19,302,348
                               23,400,000    Banc of America Commercial Mortgage, Inc. Series 2005-6
                                             Class A4, 5.182% due 9/10/2047 (b)                                        23,553,563
                               20,400,000    Banc of America Large Loan Series 2003-BBA2 Class A3,
                                             4.44% due 11/15/2015 (b)                                                  20,416,043
                                6,350,000    Bear Stearns Commercial Mortgage Security
                                             Series 2002-FL1A Class D, 4.85% due 8/03/2014 (b)                          6,351,984
                               18,174,000    CS First Boston Mortgage Securities Corp. Series 2005-C5
                                             Class C, 5.10% due 8/15/2038 (b)                                          17,806,158
                                  292,543    First Union National Bank-Bank of America Commercial
                                             Mortgage Trust Series 2001-C1 Class A1, 5.71%
                                             due 3/15/2033                                                                293,426
                                  700,000    GMAC Commercial Mortgage Securities, Inc.
                                             Series 2004-C3 Class AAB, 4.702% due 12/10/2041 (b)                          682,025
                               12,350,000    GS Mortgage Securities Corp. II Series 2005-GG4
                                             Class A2, 4.475% due 7/10/2039                                            12,060,384
                               16,000,000    Greenwich Capital Commercial Funding Corp.
                                             Series 2004-GG1 Class A4, 4.755% due 6/10/2036                            15,779,442
                               25,591,000    Greenwich Capital Commercial Funding Corp.
                                             Series 2005-GG5 Class B, 5.369% due 4/10/2037 (b)                         25,527,023
                               12,350,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                             Series 2005-LDP2 Class A2, 4.575% due 7/15/2042                           12,097,923
                               30,750,000    JPMorgan Chase Commercial Mortgage Securities Corp.
                                             Series 2005-LDP4 Class A4, 4.918% due 10/15/2042 (b)                      30,159,600
                               13,700,000    LB-UBS Commercial Mortgage Trust Series 2005-C3
                                             Class A5, 4.739% due 7/15/2030                                            13,287,683
                               12,997,000    LB-UBS Commercial Mortgage Trust Series 2005-C7
                                             Class C, 5.35% due 11/15/2040 (b)                                         12,997,000
                                4,004,074    Nationslink Funding Corp. Series 1999-2 Class A3, 7.181%
                                             due 6/20/2031                                                              4,031,639
                               57,300,000    Wachovia Bank Commercial Mortgage Trust
                                             Series 2005-C22 Class A4, 5.17% due 12/15/2044 (b)                        58,123,974
                                                                                                                -----------------
                                                                                                                      272,470,215

                                             Total Non-Government Agency Mortgage-Backed
                                             Securities (Cost - $411,420,225) - 14.4%                                 408,772,871


Industry                                     Corporate Bonds
Aerospace &                     9,730,000    BAE Systems Holdings, Inc., 4.75% due 8/15/2010 (a)                        9,555,765
Defense - 1.0%                  8,188,000    Goodrich Corp., 6.60% due 5/15/2009                                        8,554,045
                                5,015,000    Raytheon Co., 8.30% due 3/01/2010                                          5,617,241
                                3,295,000    Raytheon Co., 5.50% due 11/15/2012                                         3,369,964
                                                                                                                -----------------
                                                                                                                       27,097,015

Airlines - 0.3%                 2,611,328    American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                2,516,931
                                2,080,000    Continental Airlines, Inc. Series 2002-1, 6.563%
                                             due 8/15/2013                                                              2,150,463
                                2,380,000    Southwest Airlines Co., 7.875% due 9/01/2007                               2,482,775
                                                                                                                -----------------
                                                                                                                        7,150,169

Automobiles - 0.3%              3,560,000    DaimlerChrysler NA Holding Corp., 4.75% due 1/15/2008                      3,527,522
                                3,670,000    DaimlerChrysler NA Holding Corp., 7.75% due 1/18/2011                      4,015,446
                                                                                                                -----------------
                                                                                                                        7,542,968

Beverages - 0.0%                  185,000    Diageo Capital Plc, 3.50% due 11/19/2007                                     180,187

Biotechnology - 0.7%           19,970,000    Abgenix, Inc., 3.50% due 3/15/2007 (e)                                    19,770,300

Capital Markets - 2.0%          5,305,000    The Bear Stearns Cos., Inc. 4.543% due 1/30/2009 (b)                       5,330,538
                                1,425,000    The Bear Stearns Cos., Inc. 5.70% due 11/15/2014                           1,469,734
                                6,560,000    Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                  6,507,120
                               11,820,000    Goldman Sachs Group, Inc., 5.70% due 9/01/2012                            12,158,974
                                6,170,000    Goldman Sachs Group, Inc., 5.25% due 10/15/2013                            6,168,513
                                2,620,000    Goldman Sachs Group, Inc., 6.125% due 2/15/2033                            2,749,740
                                  400,000    Lehman Brothers Holdings, Inc., 4% due 1/22/2008                             393,375
                                7,965,000    Lehman Brothers Holdings, Inc., 3.50% due 8/07/2008                        7,687,436
                                3,860,000    Lehman Brothers Holdings, Inc. Series H, 4.50%
                                             due 7/26/2010                                                              3,779,071
                                  885,000    Mellon Funding Corp., 4.875% due 6/15/2007                                   884,388
                                  250,000    Mellon Funding Corp., 6.40% due 5/14/2011                                    266,452
                                6,570,000    Morgan Stanley, 5.30% due 3/01/2013                                        6,583,179
                                2,035,000    State Street Bank & Trust Co., 5.30% due 1/15/2016                         2,057,951
                                                                                                                -----------------
                                                                                                                       56,036,471

Chemicals - 0.5%                5,975,000    Cytec Industries, Inc., 5.50% due 10/01/2010                               5,819,232
                                5,425,000    Cytec Industries, Inc., 6% due 10/01/2015                                  5,167,068
                                2,710,000    Lubrizol Corp., 6.50% due 10/01/2034                                       2,829,332
                                                                                                                -----------------
                                                                                                                       13,815,632

Commercial Banks - 1.5%         4,625,000    Bank of America Corp., 4.875% due 9/15/2012                                4,592,870
                                2,705,000    Bank One Corp., 8% due 4/29/2027                                           3,415,706
                                5,690,000    Barclays Bank Plc, 8.55% (a)(b)(c)                                         6,564,433
                                4,435,000    Corporacion Andina de Fomento, 6.875% due 3/15/2012                        4,824,650
                                4,995,000    HSBC Bank USA NA, 5.875% due 11/01/2034                                    5,039,675
                                1,670,000    Hudson United Bancorp, 8.20% due 9/15/2006                                 1,704,612
                                3,100,000    PNC Bank NA, 5.25% due 1/15/2017                                           3,087,126
                                3,940,000    PNC Funding Corp., 6.125% due 2/15/2009                                    4,066,336
                                2,340,000    Popular North America, Inc., 3.875% due 10/01/2008                         2,261,404
                                3,100,000    United Overseas Bank Ltd., 5.796% (a)(b)(c)                                3,120,336
                                2,645,000    Wachovia Corp., 5.50% due 8/01/2035                                        2,577,050
                                2,335,000    Wells Fargo & Co., 5% due 11/15/2014                                       2,314,468
                                                                                                                -----------------
                                                                                                                       43,568,666

Commercial Services             2,355,000    Aramark Services, Inc., 6.375% due 2/15/2008                               2,408,663
& Supplies - 0.3%               2,760,000    Aramark Services, Inc., 5% due 6/01/2012                                   2,667,650
                                3,015,000    International Lease Finance Corp., 2.95% due 5/23/2006                     2,995,056
                                                                                                                -----------------
                                                                                                                        8,071,369

Communications                  6,750,000    Harris Corp., 5% due 10/01/2015                                            6,522,100
Equipment - 0.4%                5,185,000    Harris Corp., 6.35% due 2/01/2028                                          5,419,144
                                                                                                                -----------------
                                                                                                                       11,941,244

Computers &                     4,320,000    International Business Machines Corp., 5.875%
Peripherals - 0.2%                           due 11/29/2032                                                             4,545,832

Consumer Finance - 0.6%         4,695,000    HSBC Finance Corp., 6.50% due 11/15/2008                                   4,886,439
                                1,905,000    HSBC Finance Corp., 5.875% due 2/01/2009                                   1,946,855
                                3,135,000    MBNA America Bank NA, 4.625% due 8/03/2009                                 3,110,503
                                3,240,000    MBNA Corp., 6.25% due 1/17/2007                                            3,276,900
                                  870,000    MBNA Corp., 5.625% due 11/30/2007                                            880,730
                                2,750,000    MBNA Corp., 4.625% due 9/15/2008                                           2,730,043
                                                                                                                -----------------
                                                                                                                       16,831,470

Diversified Financial           1,150,000    Citigroup, Inc., 5.75% due 5/10/2006                                       1,154,117
Services - 3.3%                 8,865,000    Citigroup, Inc., 5.625% due 8/27/2012                                      9,137,262
                                4,730,000    Citigroup, Inc., 5.85% due 12/11/2034                                      4,926,016
                                7,170,000    General Electric Capital Corp., 6% due 6/15/2012                           7,551,379
                                8,605,000    General Electric Capital Corp., 6.75% due 3/15/2032                       10,100,988
                                   10,000    JPMorgan Chase & Co., 4.50% due 11/15/2010                                     9,778
                                5,915,000    JPMorgan Chase & Co., 5.75% due 1/02/2013                                  6,100,045
                                4,760,000    JPMorgan Chase & Co., 4.75% due 3/01/2015                                  4,601,292
                                2,745,000    JPMorgan Chase & Co., 4.891% due 9/01/2015 (b)                             2,714,934
                                6,300,000    Links Finance Corp., 4.741% due 9/15/2010 (b)                              6,299,112
                                6,300,000    Links Finance Corp. Series 54, 4.12% due 9/15/2010 (b)                     6,299,112
                                3,300,000    Links Finance Corp. Series 55, 4.741% due 9/15/2010 (b)                    3,292,902
                               21,350,000    Sigma Finance Corp., 6.84% due 8/15/2011 (b)(h)                           21,350,000
                                9,600,000    Sigma Finance Corp., 4.20% due 3/31/2014 (b)(h)                            9,706,886
                                                                                                                -----------------
                                                                                                                       93,243,823

Diversified                     2,760,000    BellSouth Corp., 6% due 11/15/2034                                         2,757,497
Telecommunication               4,112,000    Deutsche Telekom International Finance BV, 5.25%
Services - 1.3%                              due 7/22/2013                                                              4,090,145
                                2,740,000    Deutsche Telekom International Finance BV, 8.75%
                                             due 6/15/2030                                                              3,484,921
                                4,200,000    France Telecom SA, 7.75% due 3/01/2011                                     4,691,144
                                7,020,000    GTE Corp., 6.84% due 4/15/2018                                             7,528,852
                                5,070,000    SBC Communications, Inc., 6.45% due 6/15/2034                              5,275,710
                                4,960,000    TELUS Corp., 7.50% due 6/01/2007                                           5,121,870
                                4,310,000    Verizon Global Funding Corp., 5.85% due 9/15/2035                          4,153,426
                                                                                                                -----------------
                                                                                                                       37,103,565

Electric Utilities - 1.9%       4,655,000    AEP Texas Central Co. Series D, 5.50% due 2/15/2013                        4,710,376
                                5,430,000    FirstEnergy Corp., 7.375% due 11/15/2031                                   6,407,237
                                6,040,000    FirstEnergy Corp. Series B, 6.45% due 11/15/2011                           6,402,382
                                2,740,000    Florida Power & Light Co., 5.40% due 9/01/2035                             2,674,106
                               15,300,000    PPL Capital Funding, 5.418% due 5/18/2006 (b)                             15,312,332
                                2,365,000    Pacific Gas & Electric Co., 6.05% due 3/01/2034                            2,447,678
                                3,905,000    Public Service Co. of New Mexico, 4.40% due 9/15/2008                      3,824,053
                                2,835,000    Puget Energy, Inc., 5.483% due 6/01/2035                                   2,749,148
                                4,225,000    SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%
                                             due 11/15/2013 (a)                                                         4,510,171
                                  905,000    Southern California Edison Co., 4.43% due 1/13/2006 (b)                      904,968
                                2,855,000    Westar Energy, Inc., 6% due 7/01/2014                                      2,990,978
                                                                                                                -----------------
                                                                                                                       52,933,429

Food Products - 0.3%            6,005,000    Cadbury Schweppes US Finance LLC, 3.875%
                                             due 10/01/2008 (a)                                                         5,831,582
                                2,560,000    SYSCO Corp., 5.375% due 9/21/2035                                          2,505,866
                                                                                                                -----------------
                                                                                                                        8,337,448

Gas Utilities - 0.1%            3,980,000    Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                  3,870,092

Hotels, Restaurants &           2,760,000    Harrah's Operating Co., Inc., 5.625% due 6/01/2015                         2,711,485
Leisure - 0.1%                    350,000    Hilton Hotels Corp., 7.625% due 12/01/2012                                   377,473
                                                                                                                -----------------
                                                                                                                        3,088,958

Household Durables - 0.8%       4,350,000    American Greetings, 6.10% due 8/01/2028                                    4,415,250
                                5,960,000    DR Horton, Inc., 5% due 1/15/2009                                          5,879,927
                                3,085,000    DR Horton, Inc., 6.875% due 5/01/2013                                      3,219,342
                                4,315,000    DR Horton, Inc., 5.625% due 9/15/2014                                      4,156,450
                                6,185,000    KB Home, 5.75% due 2/01/2014                                               5,831,651
                                  310,000    KB Home, 5.875% due 1/15/2015                                                292,355
                                                                                                                -----------------
                                                                                                                       23,794,975

Industrial Conglomerates -      9,425,000    Tyco International Group SA, 6.75% due 2/15/2011                           9,909,341
0.4%

Insurance - 2.2%                5,020,000    AON Corp., 6.95% due 1/15/2007                                             5,103,744
                                5,520,000    Fund American Cos., Inc., 5.875% due 5/15/2013                             5,570,022
                                7,045,000    Marsh & McLennan Cos., Inc., 5.15% due 9/15/2010                           6,998,151
                                2,760,000    Marsh & McLennan Cos., Inc., 5.75% due 9/15/2015                           2,782,177
                                  240,000    MassMutual Global Funding, LLC, 7% due 7/07/2006                             242,293
                                8,335,000    Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                          8,105,813
                                5,950,000    NLV Financial Corp., 7.50% due 8/15/2033 (a)                               6,588,007
                                1,985,000    North Front Pass-Through Trust, 5.81% due 12/15/2024 (a)(b)                1,986,838
                                  735,000    Principal Life Global Funding I, 3.625% due 4/30/2008 (a)                    714,180
                                1,450,000    Prudential Financial, Inc., 4.104% due 11/15/2006                          1,440,476
                                5,060,000    Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                         6,413,095
                                6,200,000    UnumProvident Finance Co. Plc, 6.85% due 11/15/2015 (a)                    6,458,094
                                4,775,000    Willis Group North America, Inc., 5.625% due 7/15/2015                     4,773,143
                                6,070,000    XL Capital Ltd., 5.25% due 9/15/2014                                       5,924,806
                                                                                                                -----------------
                                                                                                                       63,100,839

Media - 1.6%                    2,745,000    Clear Channel Communications, Inc., 5.50% due 9/15/2014                    2,626,658
                                3,000,000    Comcast Cable Communications, 6.375% due 1/30/2006                         3,003,690
                                3,012,000    Comcast Cable Communications Holdings, Inc., 8.375%
                                             due 3/15/2013                                                              3,486,321
                                4,890,000    Cox Communications, Inc., 7.75% due 11/01/2010                             5,296,212
                                  145,000    Cox Communications, Inc., 7.125% due 10/01/2012                              155,364
                                4,545,000    Lenfest Communications, Inc., 10.50% due 6/15/2006                         4,641,336
                                2,605,000    Media General, Inc., 6.95% due 9/01/2006                                   2,625,543
                                2,710,000    News America, Inc., 6.20% due 12/15/2034                                   2,691,843
                                4,500,000    News America, Inc., 6.40% due 12/15/2035 (a)                               4,535,716
                                4,625,000    News America, Inc., 6.75% due 1/09/2038                                    4,890,230
                                8,360,000    Time Warner Companies, Inc., 9.125% due 1/15/2013                          9,894,695
                                                                                                                -----------------
                                                                                                                       43,847,608

Metals & Mining - 0.3%          2,745,000    Alcan, Inc., 5.75% due 6/01/2035                                           2,672,724
                                6,130,000    Textron Financial Corp., 2.75% due 6/01/2006                               6,083,314
                                                                                                                -----------------
                                                                                                                        8,756,038

Multi-Utilities - 0.2%            750,000    Ameren Corp., 4.263% due 5/15/2007                                           739,256
                                2,390,000    Dominion Resources, Inc., 5.95% due 6/15/2035                              2,332,848
                                3,325,000    Dominion Resources, Inc. Series B, 4.64% due 5/15/2006 (b)                 3,327,936
                                                                                                                -----------------
                                                                                                                        6,400,040

Oil, Gas & Consumable           2,875,000    Consolidated Natural Gas Co., 5% due 12/01/2014                            2,789,256
Fuels - 1.4%                      230,000    Consolidated Natural Gas Co. Series B, 5.375%
                                             due 11/01/2006                                                               230,651
                                4,353,700    Kern River Funding Corp., 4.893% due 4/30/2018 (a)                         4,267,235
                                1,740,000    Kinder Morgan Energy Partners LP, 5.35% due 8/15/2007                      1,744,345
                                2,410,000    Midamerican Energy Holdings Co., 5.875% due 10/01/2012                     2,487,995
                                2,410,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                            2,429,381
                               15,500,000    Pemex Project Funding Master Trust, 5.791% due 6/15/2010 (a)(b)           16,042,500
                                  885,000    Texaco Capital, Inc., 8.625% due 6/30/2010                                 1,022,286
                                   55,000    Texaco Capital, Inc., 8.625% due 11/15/2031                                   81,017
                                8,610,000    Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                      9,197,357
                                                                                                                -----------------
                                                                                                                       40,292,023

Paper & Forest                  3,940,000    Celulosa Arauco y Constitucion SA, 8.625% due 8/15/2010                    4,445,868
Products - 0.2%                 1,400,000    Celulosa Arauco y Constitucion SA, 5.125% due 7/09/2013                    1,353,345
                                                                                                                -----------------
                                                                                                                        5,799,213

Pharmaceuticals - 0.3%             84,000    Eli Lilly & Co., 7.125% due 6/01/2025                                        101,087
                                8,570,000    Wyeth, 5.50% due 3/15/2013                                                 8,687,992
                                                                                                                -----------------
                                                                                                                        8,789,079

Real Estate - 0.9%              2,075,000    Developers Diversified Realty Corp., 6.625% due 1/15/2008                  2,130,448
                                4,210,000    HRPT Properties Trust, 5.75% due 11/01/2015                                4,195,459
                                1,585,000    Health Care Property Investors, Inc., 6.50% due 2/15/2006                  1,586,813
                                1,545,000    Highwoods Properties, Inc., 7% due 12/01/2006                              1,563,702
                                2,985,000    iStar Financial, Inc., 5.80% due 3/15/2011                                 3,004,340
                                1,913,000    Nationwide Health Properties, Inc., 6.59% due 7/07/2038                    1,999,391
                                5,490,000    Simon Property Group LP, 5.10% due 6/15/2015                               5,309,681
                                4,250,000    Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                    4,198,843
                                                                                                                -----------------
                                                                                                                       23,988,677

Road & Rail - 0.5%              5,715,000    BNSF Funding Trust I, 6.613% due 12/15/2055 (b)                            5,949,361
                                2,075,000    CSX Corp., 6.75% due 3/15/2011                                             2,223,653
                                2,085,000    Canadian National Railway Co., 6.90% due 7/15/2028                         2,481,786
                                3,080,000    Norfolk Southern Corp., 7.05% due 5/01/2037                                3,675,444
                                                                                                                -----------------
                                                                                                                       14,330,244

Thrifts & Mortgage              4,165,000    Washington Mutual, Inc., 4.20% due 1/15/2010                               4,032,749
Finance - 0.1%

Wireless Telecommunication      2,298,000    AT&T Wireless Services, Inc., 8.75% due 3/01/2031                          3,044,432
Services - 0.3%                 2,970,000    America Movil SA de CV, 6.375% due 3/01/2035                               2,929,311
                                2,710,000    Sprint Capital Corp., 8.75% due 3/15/2032                                  3,596,387
                                                                                                                -----------------
                                                                                                                        9,570,130

                                             Total Corporate Bonds (Cost - $678,195,963) - 24.0%                      677,739,594


State                                        Municipal Bonds
Texas - 0.2%                    5,740,000    Dallas, Texas, General Obligations, Series C, 5.25%
                                             due 2/15/2024                                                              5,741,837

                                             Total Municipal Bonds (Cost - $5,740,000) - 0.2%                           5,741,837


Industry                                     Foreign Government Obligations
Foreign Government        EUR  12,504,000    Bundesobligation Series 143, 3.50% due 10/10/2008                         14,966,157
Obligations - 1.4%        USD   8,920,000    Italy Government International Bond, 4.50% due 1/21/2015                   8,651,481
                                7,180,000    Mexico Government International Bond, 9.875%
                                             due 2/01/2010                                                              8,422,140
                                3,535,000    Mexico Government International Bond, 6.375%
                                             due 1/16/2013                                                              3,755,937
                                2,380,000    Mexico Government International Bond, 5.875%
                                             due 1/15/2014                                                              2,463,300

                                             Total Foreign Government Obligations
                                             (Cost - $37,947,056) - 1.4%                                               38,259,015


                                             Preferred Securities

                                             Capital Trusts
Commercial Banks - 0.4%         3,060,000    BAC Capital Trust VI, 5.625% due 3/08/2035                                 3,018,708
                                7,400,000    HSBC Finance Capital Trust IX, 5.911% due 11/30/2035 (b)                   7,462,952
                                                                                                                -----------------
                                                                                                                       10,481,660

Commercial Services &           7,475,000    ILFC E-Capital Trust II, 6.25% due 12/21/2065 (a)(b)                       7,587,618
Supplies - 0.3%

Electric Utilities - 0.0%       1,485,000    Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                    1,492,624

Oil, Gas & Consumable           3,055,000    Pemex Project Funding Master Trust, 7.375% due 12/15/2014                  3,394,105
Fuels - 0.1%

                                             Total Capital Trusts (Cost - $22,591,749) - 0.8%                          22,956,007


                                   Shares
                                     Held    Preferred Stocks
Electric Utilities - 0.0%           9,000    Duquesne Light Co., 6.50%                                                    461,250

Thrifts & Mortgage                183,800    Fannie Mae, 7%                                                            10,017,100
Finance - 0.4%

                                             Total Preferred Stocks (Cost - $10,673,875) - 0.4%                        10,478,350


                                     Face
                                   Amount    Trust Preferred
Aerospace & Defense -     USD  15,510,000    RC Trust I, 7% due 5/15/2006                                              15,462,375
0.5%

                                             Total Trust Preferred (Cost - $15,695,398) - 0.5%                         15,462,375

                                             Total Preferred Securities (Cost - $48,961,022) - 1.7%                    48,896,732


                                             Short-Term Securities
Commercial Paper **- 15.5%     48,982,000    Barton Capital Corp., 4.27% due 1/12/2006                                 48,929,712
                               35,000,000    CBA (Delaware) Finance Inc., 4.26% due 1/09/2006                          34,975,150
                               45,000,000    CRC Funding, LLC, 4.27% due 1/12/2006                                     44,951,963
                               50,000,000    DNB NOR Bank ASA, 4.25% due 1/11/2006                                     49,952,778
                               25,000,000    Old Line Funding, LLC, 4.30% due 1/17/2006                                24,958,194
                               51,000,000    Polonius Inc., 4.31% due 1/11/2006                                        50,951,267
                               59,400,000    Ranger Funding Co. LLC, 4.30% due 1/17/2006                               59,300,670
                               25,097,000    Solitaire Funding LLC, 4.27% due 1/09/2006                                25,079,139
                              100,000,000    UBS Finance (Delaware) Inc, 4.27% due 1/05/2006                           99,976,278
                                                                                                                -----------------
                                                                                                                      439,075,151

U.S. Government Agency         49,100,000    Fannie Mae, 3.35% due 1/03/2006                                           49,100,000
Obligations **- 5.3%          100,000,000    Fannie Mae, 4.15% due 1/12/2006                                           99,896,250
                                                                                                                -----------------
                                                                                                                      148,996,250


                               Beneficial
                                 Interest
                       USD    250,582,500    Merrill Lynch Liquidity Series, LLC Money Market Series (f)(g)           250,582,500

                                             Total Short-Term Securities
                                             (Cost - $838,653,901) - 29.6%                                            838,653,901


                                Number of
                                Contracts    Options Purchased
Put Options Purchased - 0.0%        127++    Pay a fixed rate of 5.95% and receive a floating rate based on
                                             3-month LIBOR, expiring April 2007,
                                             Broker JPMorgan Chase Bank (d)                                             1,058,545

                                             Total Options Purchased
                                             (Premiums Paid - $1,207,135) - 0.0%                                        1,058,545

                                             Total Investments (Cost - $3,407,640,132) - 120.5%                     3,408,664,352


                                             Options Written
Call Options Written - (0.0%)       266++    Pay a fixed rate of 4.25% and receive a floating rate based on
                                             3-month LIBOR, expiring January 2006,
                                             Broker UBS Warburg (d)                                                      (53,200)

Put Options Written - (0.1%)        266++    Receive a fixed rate of 4.25% and pay a floating rate based on
                                             3-month LIBOR, expiring January 2006,
                                             Broker UBS Warburg (d)                                                   (1,675,800)
                                     98++    Receive a fixed rate of 6.07% and pay a floating rate based on
                                             3-month LIBOR, expiring April 2007,
                                             Broker JPMorgan Chase Bank (d)                                           (1,190,844)
                                                                                                                -----------------
                                                                                                                      (2,866,644)

                                             Total Options Written
                                             (Premiums Received - $2,251,185) - (0.1%)                                (2,919,844)

                                             Total Investments, Net of Options Written
                                             (Cost - $3,405,388,947*) - 120.4%                                      3,405,744,508
                                             Liabilities in Excess of Other Assets - (20.4%)                        (576,415,682)
                                                                                                                -----------------
                                             Net Assets - 100.0%                                                $   2,829,328,826
                                                                                                                =================

  + Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns.
    As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

 ++ One contract represents a notional amount of $1,000,000.

  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of December 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $     3,408,470,501
                                                ===================
    Gross unrealized appreciation               $        15,050,178
    Gross unrealized depreciation                      (17,776,171)
                                                -------------------
    Net unrealized depreciation                 $       (2,725,993)
                                                ===================

 ** Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b) Floating rate note.

(c) The security is a perpetual bond and has no stated maturity date.

(d) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(e) Convertible security.

(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                      Net             Interest
    Affiliate                                        Income           Activity

    Merrill Lynch Liquidity Series, LLC
    Money Market Series                         $  (135,483,875)   $   308,141


(g) Security was purchased with the cash proceeds from securities loans.

(h) Restricted securities as to resale, representing 1.1% of net assets were as follows:

                                                   Acquisition
    Issue                                              Date              Cost             Value
    Sigma Finance Corp., 6.84% due 8/15/2011        2/13/2004       $   21,350,000     $   21,350,000
    Sigma Finance Corp., 4.20% due 3/31/2014        3/26/2004            9,600,000          9,706,886
                                                                    --------------     --------------
    Total                                                           $   30,950,000      $  31,056,886
                                                                    ==============     ==============


(i) All or a portion of security held as collateral in connection with open financial futures contracts.

(j) Security, or a portion of security, is on loan.

(k) Represents or includes a"to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of December 31, 2005 were as follows:

    Foreign
    Currency                          Settlement              Unrealized
    Sold                                 Date                Depreciation

    EUR  12,944,255                 February 2006          $     (24,292)
                                                           --------------
    Total Unrealized Depreciation on Forward Foreign
    Exchange Contracts - (USD Commitment - $15,279,010)    $     (24,292)
                                                           ==============

  o Financial futures contracts purchased as of  December 31, 2005 were as follows:
    Number of                               Expiration       Face          Unrealized
    Contracts          Issue                   Date         Value         Appreciation
    1,496     5-Year U.S. Treasury Note     March 2006   $  159,019,251    $   70,999
                                                                           ----------
    Total Unrealized Appreciation - Net                                    $   70,999
                                                                           ==========

  o Financial futures contracts sold as of December 31, 2005 were as follows:
                                                                           Unrealized
    Number of                               Expiration        Face        Appreciation
    Contracts          Issue                   Date          Value       (Depreciation)
    3,025     10-Year U.S. Treasury Note    March 2006  $ 327,764,952   $  (3,188,955)
      250     2-Year U.S. Treasury Note     March 2006  $  51,358,640           61,765
                                                                        --------------
    Total Unrealized Depreciation - Net                                 $  (3,127,190)
                                                                        ==============

  o Swaps outstanding as of December 31, 2005, were as follows:

                                                                  Unrealized
                                                  Notional       Appreciation
                                                   Amount       (Depreciation)

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers U.S.
    Treasury Index and pay a floating
    rate based on 1-month LIBOR minus .12%

    Broker, Lehman Brothers Special Finance
    Expires January 2006                       $   86,300,000                -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month LIBOR minus .02%

    Broker, UBS Warburg
    Expires January 2006                       $  150,900,000                -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers U.S.
    Treasury Index and pay a floating rate
    based on 1-month LIBOR minus .15%

    Broker, Lehman Brothers Special Finance
    Expires February 2006                      $  163,800,000                -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers CMBS
    Investment Grade Index and pay a
    floating rate based on 1-month
    LIBOR minus .05%

    Broker, UBS Warburg
    Expires February 2006                      $   32,500,000                -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month LIBOR minus .01%

    Broker, UBS Warburg
    Expires March 2006                         $  202,400,000                -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers US Agency
    Index and pay a floating rate based on
    1-month LIBOR minus .05%

    Broker, Lehman Brothers Special Finance
    Expires April 2006                         $   79,600,000                -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers U.S.
    Treasury Index and pay a floating rate
    based on 1-month LIBOR minus .12%

    Broker, Lehman Brothers Special Finance
    Expires May 2006                           $  139,100,000                -

    Receive (pay) a variable return based
    on the change in the since inception
    return of the Lehman Brothers MBS Fixed
    Rate Index and pay a floating rate based on 1-month LIBOR minus .01%

    Broker, UBS Warburg
    Expires May 2006                           $  174,800,000                -

    Bought credit default protection on
    Aon Corp. and pay .37%

    Broker, JPMorgan Chase Bank
    Expires January 2007                       $    5,525,000    $    (17,404)

    Pay a fixed rate of 2.8025% and
    receive a floating rate based on
    3-month LIBOR

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires January 2007                       $    5,525,000          113,872

    Receive a fixed rate of 4.095% and
    pay a floating rate based on
    3-month LIBOR

    Broker, Citibank, N.A.
    Expires September 2007                     $  152,000,000      (1,829,611)

    Sold credit default protection on Sprint
    Capital Corp. and receive 1.50%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires September 2008                     $    5,490,000          199,386

    Sold credit default protection on
    Comcast Cable Communications, Inc.
    and receive 1.15%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires September 2008                     $    5,490,000          130,146

    Receive a fixed rate of 3.401% and pay
    3.875% on Treasury Inflation Protected
    Securities (TIPS) adjusted principal

    Broker, JPMorgan Chase Bank
    Expires January 2009                       $   16,302,000        (324,589)

    Sold credit default protection on
    Raytheon Co. and receive .73%

    Broker, JPMorgan Chase Bank
    Expires March 2009                         $    3,165,000           47,484

    Bought credit default protection
    on Boeing Capital Corp. and pay .48%

    Broker, JPMorgan Chase Bank
    Expires March 2009                         $    3,165,000         (35,207)

    Sold credit default protection on
    Nextel Communications, Inc. Class A
    and receive 1.72%

    Broker, JPMorgan Chase Bank
    Expires September 2009                     $    6,360,000          324,239

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 2 and receive .60%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires September 2009                     $   35,171,360          121,202

    Bought credit default protection on
    Hewlett-Packard Co. and pay .31%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                      $    6,270,000         (22,804)

    Bought credit default protection on
    Petroleos Mexicanos and pay 1.09%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                      $   12,545,000        (204,095)

    Sold credit default protection on Mexico
    Government International Bond and
    receive .92%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                      $   12,545,000          191,424

    Sold credit default protection on
    Computer Associates International, Inc.
    and receive .83%

    Broker, Lehman Brothers Special Finance
    Expires December 2009                      $    6,270,000           55,809

    Bought credit default protection on
    Morgan Stanley and pay .47%

    Broker, HSBC Bank USA
    Expires June 2010                          $    3,250,000         (35,646)

    Bought credit default protection
    on Valero Energy Corp. and pay 1.03%

    Broker, Deutsche Bank AG
    Expires June 2010                          $    3,250,000         (86,892)

    Bought credit default protection on
    Devon Energy Corp. and pay .48%

    Broker, Deutsche Bank AG
    Expires June 2010                          $    6,500,000         (51,591)

    Sold credit default protection on
    BellSouth Corp. and receive .26%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                          $    3,155,000              322

    Bought credit default protection on
    Devon Energy Corp. and pay .50%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                          $    6,500,000         (56,836)

    Bought credit default protection on
    Valero Energy Corp. and pay 1.00%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                          $    3,250,000         (86,892)

    Bought credit default protection on
    Goldman Sachs Group, Inc. and pay .45%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                          $    3,155,000         (32,058)

    Bought credit default protection on
    JPMorgan Chase & Co. and pay .44%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires June 2010                          $    3,155,000         (30,752)

    Sold credit default protection on
    Wells Fargo & Co. and receive .195%

    Broker, Deutsche Bank AG
    Expires June 2010                          $    3,155,000           14,504

    Sold credit default protection on Dow
    Jones CDX North America Investment Grade
    Index Series 4 and receive .40%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                          $   32,770,000           32,945

    Sold credit default protection on Dow
    Jones CDX North America Investment Grade
    Index Series 4 and receive .40%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                          $   61,750,000          382,029

    Sold credit default protection on Dow
    Jones CDX North America Investment Grade
    High Volatility Index Series 4 and
    receive .90%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                          $   31,602,500         (68,264)

    Sold credit default protection on J.C.
    Penney Corp., Inc. and receive .86%

    Broker, Lehman Brothers Special Finance
    Expires September 2010                     $    6,365,000           67,584

    Sold credit default protection on Royal
    Caribbean Cruises Ltd. and receive .86%

    Broker, Lehman Brothers Special Finance
    Expires September 2010                     $    6,365,000           64,026

    Sold credit default protection on J.C.
    Penney Corp., Inc. and receive .95%

    Broker, UBS Warburg
    Expires September 2010                     $    3,180,000           45,827

    Sold credit default protection on
    Royal Caribbean Cruises Ltd. and
    receive 1.13%

    Broker, UBS Warburg
    Expires September 2010                     $    3,180,000           45,280

    Sold credit default protection on
    CSX Corp. and receive .34%

    Broker, JPMorgan Chase Bank
    Expires December 2010                      $    6,555,000          (4,962)

    Bought credit default protection on
    Sara Lee Corp. and pay .57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                      $    6,555,000           24,922

    Bought credit default protection on
    Brunswick Corp. and pay .60%

    Broker, JPMorgan Chase Bank
    Expires December 2010                      $    6,590,000         (38,077)

    Bought credit default protection on
    Time Warner, Inc. and pay .68%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                      $   16,055,000         (85,541)

    Bought credit default protection on
    ConAgra Foods, Inc. and pay .57%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                      $    6,555,000          (3,828)

    Bought credit default protection on
    HJ Heinz Co. and pay .37%

    Broker, UBS Warburg
    Expires December 2010                      $    6,555,000           19,816

    Bought credit default protection on
    CVS Corp. and pay .48%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires December 2010                      $    6,590,000         (27,513)

    Sold credit default protection on
    Goodrich Corp. and receive .44%

    Broker, UBS Warburg
    Expires December 2010                      $    6,555,000          (9,564)

    Bought credit default protection on
    RadioShack Corp. and pay 1.16%

    Broker, UBS Warburg
    Expires December 2010                      $    6,590,000           33,299

    Bought credit default protection on
    Campbell Soup Co. and pay .26%

    Broker, UBS Warburg
    Expires December 2010                      $    6,555,000           11,026

    Bought credit default protection on
    Kohl's Corp. and pay .39%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires December 2010                      $    6,590,000         (22,459)


    Bought credit default protection on
    TJX Cos., Inc. and pay .57%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires December 2010                      $    6,590,000         (39,211)

    Bought credit default protection on
    General Mills, Inc. and pay .35%

    Broker, UBS Warburg
    Expires December 2010                      $    6,555,000          (3,048)

    Sold credit default protection on
    Tyson Foods, Inc. Class A and
    receive .75%

    Broker, JPMorgan Chase Bank
    Expires December 2010                      $    6,325,000           48,899

    Bought credit default protection on
    Limited Brands, Inc. and pay 1.065%

    Broker, UBS Warburg
    Expires December 2010                      $    6,590,000         (38,354)

    Sold credit default protection on
    Lehman Brothers Holdings, Inc. and
    receive .271%

    Broker, UBS Warburg
    Expires December 2010                      $    6,555,000            8,908

    Sold credit default protection on
    Computer Associates International, Inc.
    and receive .74%

    Broker, UBS Warburg
    Expires December 2010                      $    6,555,000          (1,783)

    Bought credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and pay .55%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                      $   32,770,000         (65,842)

    Bought credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and pay .45%

    Broker, JPMorgan Chase Bank
    Expires December 2010                      $   16,480,000         (20,675)

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and receive .45%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                      $   32,690,000          (3,057)

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 5 and receive .45%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                      $   34,985,000           37,325

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade High Volatility Index Series 5
    and receive .85%

    Broker, Lehman Brothers Special Finance
    Expires December 2010                      $   16,480,000           47,657

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade High Volatility Index Series 5
    and receive .85%

    Broker, JPMorgan Chase Bank
    Expires December 2010                      $   16,480,000           56,639

    Receive a fixed rate of 4.17% and
    pay 3.50% on Treasury Inflation
    Protected Securities (TIPS) adjusted
    principal

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires January 2011                       $   14,075,000        (577,101)

    Sold credit default protection on
    XTO Energy, Inc. and receive .43%

    Broker, UBS Warburg
    Expires March 2011                         $   12,735,000           11,856

    Receive a floating rate based on 1-month
    LIBOR plus .47%, which is capped at a
    fixed coupon of 6%, and pay a floating
    rate based on 1-month LIBOR

    Broker, Credit Suisse First Boston
    Expires June 2011                          $  146,250,000        (218,245)

    Receive a fixed rate of 4.95% and pay
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2017                         $   22,000,000         (47,872)

    Receive a fixed rate of 5.258% and pay
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2017                         $   10,920,000          223,543

    Pay a fixed rate of 5.41% and receive a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2037                         $    9,200,000        (420,219)

    Pay a fixed rate of 5.11% and receive a
    floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Bank
    Expires April 2037                         $   14,500,000         (35,177)
                                                                 -------------
    Total                                                        $ (2,185,200)
                                                                 =============

  o Currency Abbreviations:
    EUR       Euro
    USD       U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Core Bond Portfolio of ML Bond Fund, Inc. and Master Bond Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Core Bond Portfolio of ML Bond Fund, Inc. and Master Bond Trust


Date:  February 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Core Bond Portfolio of ML Bond Fund, Inc. and Master Bond Trust


Date:  February 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Core Bond Portfolio of ML Bond Fund, Inc. and Master Bond Trust


Date:  February 21, 2006